LOANS HELD FOR INVESTMENT AT CARRYING VALUE, Summary of Loans Held at Carrying Value (Q1) (Details) - USD ($)		3 Months Ended		5 Months Ended		12 Months Ended
		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2020		Jul. 30, 2020
Loans held as investment, Carrying Amount [Abstract]
Loans held at carrying value, outstanding principal		$ 42,940,850	[1],[2]	$ 33,907,763	[1],[3]	$ 33,907,763	[1],[3]	$ 0
Loans held at carrying value, original issue discount		(3,787,914)		(2,070,732)		(2,070,732)		0
Loans held at carrying value		$ 39,152,936	[1],[2]	$ 31,837,031	[1],[3],[4]	$ 31,837,031	[1],[3],[4]	$ 0
Loans held at carrying value, weighted average remaining life		4 years 6 months	[5]	4 years 8 months 12 days	[6]	4 years 8 months 12 days	[5]
Senior Term Loans [Member]
Loans held as investment, Carrying Amount [Abstract]
Loans held at carrying value, outstanding principal	[1]	$ 42,940,850		$ 33,907,763		$ 33,907,763
Loans held at carrying value, original issue discount		(3,787,914)		(2,070,732)		(2,070,732)
Loans held at carrying value	[1]	$ 39,152,936		$ 31,837,031	[4]	$ 31,837,031	[4]
Loans held at carrying value, weighted average remaining life		4 years 6 months	[5]	4 years 8 months 12 days	[6]	4 years 8 months 12 days	[5]

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[5]	Weighted average remaining life is calculated based on the carrying value of the loans as of March 31, 2021 and December 31, 2020.
[6]	Weighted average remaining life is calculated based on the carrying value of the loans as of December 31, 2020